Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Columbia Acorn Fund) | Class A Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[1]
Total annual Fund operating expenses	1.10%
(Columbia Acorn Fund) | Class B Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.72%
(Columbia Acorn Fund) | Class C Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.81%
(Columbia Acorn Fund) | Class I Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.72%
(Columbia Acorn Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[1]
Total annual Fund operating expenses	0.92%
(Columbia Acorn Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[1]
Total annual Fund operating expenses	0.77%
(Columbia Acorn Fund) | Class Y Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.72%
(Columbia Acorn Fund) | Class Z Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Total annual Fund operating expenses	0.82%
(Columbia Acorn European Fund) | Class A Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	8.60%	[1]
Total annual Fund operating expenses	10.04%
Fee waivers and/or reimbursements	(8.29%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%
(Columbia Acorn European Fund) | Class C Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	8.78%	[1]
Total annual Fund operating expenses	10.97%
Fee waivers and/or reimbursements	(8.47%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.50%
(Columbia Acorn European Fund) | Class I Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	8.46%	[1]
Total annual Fund operating expenses	9.65%
Fee waivers and/or reimbursements	(8.19%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.46%
(Columbia Acorn European Fund) | Class R5 Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	8.51%	[1]
Total annual Fund operating expenses	9.70%
Fee waivers and/or reimbursements	(8.19%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.51%
(Columbia Acorn European Fund) | Class Z Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	8.50%	[1]
Total annual Fund operating expenses	9.69%
Fee waivers and/or reimbursements	(8.19%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia Acorn Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	4.07%	[3]
Total annual Fund operating expenses	5.57%
Fee waivers and/or reimbursements	(3.72%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%
(Columbia Acorn Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	4.12%	[3]
Total annual Fund operating expenses	6.37%
Fee waivers and/or reimbursements	(3.77%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.60%
(Columbia Acorn Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	3.93%	[3]
Total annual Fund operating expenses	5.18%
Fee waivers and/or reimbursements	(3.64%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Acorn Emerging Markets Fund) | Class R4 Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	4.13%	[3]
Total annual Fund operating expenses	5.38%
Fee waivers and/or reimbursements	(3.78%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%
(Columbia Acorn Emerging Markets Fund) | Class R5 Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	3.98%	[3]
Total annual Fund operating expenses	5.23%
Fee waivers and/or reimbursements	(3.64%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Acorn Emerging Markets Fund) | Class Y Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	3.93%	[3]
Total annual Fund operating expenses	5.18%
Fee waivers and/or reimbursements	(3.64%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Acorn Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	3.99%	[3]
Total annual Fund operating expenses	5.24%
Fee waivers and/or reimbursements	(3.64%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%
(Columbia Acorn International) | Class A Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[1]
Total annual Fund operating expenses	1.31%
(Columbia Acorn International) | Class B Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.53%	[1]
Total annual Fund operating expenses	2.04%
(Columbia Acorn International) | Class C Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[1]
Total annual Fund operating expenses	2.05%
(Columbia Acorn International) | Class I Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Acorn International) | Class R Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.36%	[1]
Total annual Fund operating expenses	1.62%
(Columbia Acorn International) | Class R4 Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.31%	[1]
Total annual Fund operating expenses	1.07%
(Columbia Acorn International) | Class R5 Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%	[1]
Total annual Fund operating expenses	0.91%
(Columbia Acorn International) | Class Y Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Acorn International) | Class Z Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Acorn International Select) | Class A Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.51%
(Columbia Acorn International Select) | Class B Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.47%	[1]
Total annual Fund operating expenses	2.16%
(Columbia Acorn International Select) | Class C Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.29%
(Columbia Acorn International Select) | Class I Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Total annual Fund operating expenses	1.12%
(Columbia Acorn International Select) | Class R4 Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.38%	[1]
Total annual Fund operating expenses	1.32%
(Columbia Acorn International Select) | Class R5 Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.17%
(Columbia Acorn International Select) | Class Y Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Total annual Fund operating expenses	1.12%
(Columbia Acorn International Select) | Class Z Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.26%
(Columbia Acorn Select) | Class A Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.35%
(Columbia Acorn Select) | Class B Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.37%	[1]
Total annual Fund operating expenses	1.95%
(Columbia Acorn Select) | Class C Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.08%
(Columbia Acorn Select) | Class I Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Acorn Select) | Class R4 Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.15%
(Columbia Acorn Select) | Class R5 Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[1]
Total annual Fund operating expenses	1.00%
(Columbia Acorn Select) | Class Y Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Acorn Select) | Class Z Shares
Operating Expenses:
Management fees	0.83%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.07%
(Columbia Acorn USA) | Class A Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Acorn USA) | Class B Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.48%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Acorn USA) | Class C Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[1]
Total annual Fund operating expenses	2.05%
(Columbia Acorn USA) | Class I Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.97%
(Columbia Acorn USA) | Class R4 Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.31%	[1]
Total annual Fund operating expenses	1.17%
(Columbia Acorn USA) | Class R5 Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%	[1]
Total annual Fund operating expenses	1.02%
(Columbia Acorn USA) | Class Y Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.97%
(Columbia Acorn USA) | Class Z Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Total annual Fund operating expenses	1.15%
(Columbia Thermostat Fund) | Class A Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	1.19%	[5]
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.10%
(Columbia Thermostat Fund) | Class B Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.34%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	1.79%	[5]
Fee waivers and/or reimbursements	(0.19%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%
(Columbia Thermostat Fund) | Class C Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	1.94%	[5]
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%
(Columbia Thermostat Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	1.04%	[5]
Fee waivers and/or reimbursements	(0.19%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.85%
(Columbia Thermostat Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	0.89%	[5]
Fee waivers and/or reimbursements	(0.06%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.83%
(Columbia Thermostat Fund) | Class Y Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	0.84%	[5]
Fee waivers and/or reimbursements	(0.06%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.78%
(Columbia Thermostat Fund) | Class Z Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	0.91%	[5]
Fee waivers and/or reimbursements	(0.06%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.85%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.75% for Class A shares, 2.50% for Class C shares, 1.46% for Class I shares, 1.51% for Class R5 shares and 1.50% for Class Z shares, through April 30, 2014. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.
[3]	Other expenses for Class A, Class C, Class I, Class R4, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund. Other expenses for Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[4]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.85% for Class A shares, 2.60% for Class C shares, 1.54% for Class I shares, 1.60% for Class R4 shares, 1.59% for Class R5 shares, 1.54% for Class Y shares and 1.60% for Class Z shares, through April 30, 2014. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.
[5]	Total annual Fund operating expenses include the annualized average weighted fees and expenses of acquired funds (underlying Portfolio Funds). As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.
[6]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in the Portfolio Funds (acquired funds)), do not exceed the annual rates of 0.50% for Class A shares, 1.00% for Class B shares, 1.25% for Class C shares, 0.25% for Class R4 shares, 0.23% for Class R5 shares, 0.18% for Class Y shares and 0.25% for Class Z shares, through April 30, 2014. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.